Proposed Public Offering - Additional Information (Detail) - $ / shares	Mar. 02, 2021	Feb. 25, 2021	Jan. 18, 2021	Mar. 31, 2021
Share price	$ 10.00		$ 10.00
Public Warrants [Member]
Exercise price of warrant			$ 0.01	$ 0.01
IPO [Member]
Stock issued during period shares		3,600,000	3,600,000
Over-Allotment Option [Member]
Stock issued during period shares	3,500,000
Class A Ordinary Shares [Member]
Stock conversion basis	one-fifth of one		one-fifth of one
Class A Ordinary Shares [Member] | Public Warrants [Member]
Shares issuable per warrant	1		1
Exercise price of warrant	$ 11.50		$ 11.50
Class A Ordinary Shares [Member] | IPO [Member]
Stock issued during period shares	27,500,000		24,000,000
Share price	$ 10.00		$ 10.00
Class A Ordinary Shares [Member] | Over-Allotment Option [Member]
Stock issued during period shares	3,500,000		27,600,000